Warrant liabilities - ECARX Warrants in connection with the Merger (Details)	1 Months Ended
	Dec. 31, 2022 Y ¥ / shares $ / shares shares	Jun. 30, 2023	Jun. 30, 2023 Y	Jun. 30, 2023 ¥ / shares	Jun. 30, 2023 $ / shares
ECARX Warrants
Warrant liabilities
Number of warrants issued	23,871,971
ECARX Public Warrants
Warrant liabilities
Number of warrants issued	14,999,971
Number of days after the completion of the Merger for commencement of exercise of warrants	30 days
Exercise price of warrants | $ / shares	$ 11.50
Warrant term	5 years
ECARX Private Warrants
Warrant liabilities
Number of warrants issued	8,872,000
Risk-free rate of return (%) | Level 3 | ECARX Private Warrants
Warrant liabilities
Warrants measurement input	3.99	4.22
Volatility | Level 3 | ECARX Private Warrants
Warrant liabilities
Warrants measurement input	6.99
Expected dividend yield | Level 3 | ECARX Private Warrants
Warrant liabilities
Warrants measurement input	0.0	0.0
Expected term | Level 3 | ECARX Private Warrants
Warrant liabilities
Warrants measurement input | Y	5.0		4.5
Fair value of the underlying ordinary shares | Level 3 | ECARX Private Warrants
Warrant liabilities
Warrants measurement input	55.11			50.47	6.96